Acquisition (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	May 27, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2015	Mar. 16, 2015	Nov. 01, 2014
Assets acquired [Abstract]
Goodwill		$ 2,283.1	$ 2,257.8	$ 2,438.1
LPC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets					106.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					29.3
Assets acquired [Abstract]
Goodwill					25.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					49.2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities					(106.1)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent					(3.8)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					100.0
Coronado [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets						26.2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment						306.0
Assets acquired [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						294.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities						(24.1)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						602.1
Chevron Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment							225.3
Assets acquired [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles							13.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities							(6.8)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 231.5
Class E Common Unit [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | Subsequent Event [Member] | Acacia [Member] | EMH Drop Down [Member] | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares	36,629,888